Segment and Revenue by Geography and By Major Customer (Tables)	3 Months Ended
Mar. 31, 2026
Segment and Revenue by Geography and by Major Customer [Abstract]
Schedule of Evaluating Financial Performance and Allocating Resources	Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.
	Three months ended on March 31, 2026
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	10,983	5,876	16,859
Cost of revenues	(3,209)	(3,163)	(6,372)
Gross profit	7,774	2,713	10,487
Research and development expenses	7,067	3,227	10,294
Sales and marketing expenses	3,113	2,283	5,396
General and administrative expenses	2,161	1,856	4,017
Change in earnout liability	(282)	-	(282)
Segment operating loss	(4,285)	(4,653)	(8,938)

Financial income, net			673
Loss before taxes on income			(8,265)

Depreciation and Amortization expenses	434	184	618
Stock-based compensation	1,706	1,430	3,136

	Three months ended on March 31, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	11,753	5,075	16,828
Cost of revenues	(3,629)	(2,617)	(6,246)
Gross profit	8,124	2,458	10,582
Research and development expenses	6,653	3,937	10,590
Sales and marketing expenses	2,791	2,816	5,607
General and administrative expenses	2,029	1,638	3,667
Change in earnout liability	174	-	174
Segment operating loss	(3,523)	(5,933)	(9,456)

Financial income, net			1,238
Loss before taxes on income			(8,218)

Depreciation and Amortization expenses	537	233	770
Stock-based compensation	1,875	2,291	4,166

Schedule of Revenue by Geography, Based on the Customers

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Three months ended March 31
	2026	2025
	U.S. dollars in thousands
Domestic (Israel)	78	64
Hungary	2,875	2,880
United States	2,436	2,686
Portugal	2,876	2,237
China	1,033	2,221
Hong Kong	1,062	1,815
Other	6,499	4,925
	16,859	16,828

Schedule of Supplemental Data - Major Customers

The following tables summarize the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	March 31, 2026	December 31, 2025
Accounts Receivable	% of Account Receivable
Customer A	26%	16%
Customer B	12%	15%
Customer C	5%	15%
Customer D	14%	10%
Customer E	0%	10%

	Three months ended March 31
	2026	2025
	% of Revenues
Revenues
Customer A	15%	13%
Customer D	11%	11%

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography:
	March 31, 2026	December 31, 2025
	U.S. dollars in thousands
Domestic (Israel)	8,207	8,657
China	137	138
USA	973	871
Other	104	136
	9,421	9,802